PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of Obligations and Funded Status (Details) - First Energy [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension
Change in benefit obligation:
Benefit obligation as of January 1	$ 7,824	$ 8,363
Service cost	131	140	$ 139
Interest cost	374	398	428
Plan participants' contributions	0	0
Medicare retiree drug subsidy	0	0
Lift-out transaction	(652)	0
Actuarial loss (gain)	129	(526)
Benefits paid	(526)	(551)
Benefit obligation as of December 31	7,280	7,824	8,363
Change in fair value of plan assets:
Fair value of plan assets as of January 1	6,296	6,879
Actual return on plan assets	809	(62)
Lift-out transaction	(640)	0
Company contributions	28	30
Plan participants' contributions	0	0
Benefits paid	(526)	(551)
Fair value of plan assets as of December 31	5,967	6,296	6,879
Funded Status:
Funded Status - Net asset (liability) as of December 31	(1,313)	(1,528)
Accumulated benefit obligation	7,047	7,572
Amounts Recognized in AOCI:
Prior service cost (credit)	1	2
Pension | Qualified plan
Funded Status:
Funded Status - Net asset (liability) as of December 31	(952)	(1,165)
Pension | Non-qualified plans
Funded Status:
Funded Status - Net asset (liability) as of December 31	(361)	(363)
OPEB
Change in benefit obligation:
Benefit obligation as of January 1	407	441
Service cost	2	3	2
Interest cost	20	20	21
Plan participants' contributions	3	4
Medicare retiree drug subsidy	0	1
Lift-out transaction	0	0
Actuarial loss (gain)	11	(14)
Benefits paid	(45)	(48)
Benefit obligation as of December 31	398	407	441
Change in fair value of plan assets:
Fair value of plan assets as of January 1	567	516
Actual return on plan assets	71	65
Lift-out transaction	0	0
Company contributions	21	30
Plan participants' contributions	3	4
Benefits paid	(45)	(48)
Fair value of plan assets as of December 31	617	567	$ 516
Funded Status:
Funded Status - Net asset (liability) as of December 31	219	160
Accumulated benefit obligation	0	0
Amounts Recognized in AOCI:
Prior service cost (credit)	1	1
OPEB | Qualified plan
Funded Status:
Funded Status - Net asset (liability) as of December 31	0	0
OPEB | Non-qualified plans
Funded Status:
Funded Status - Net asset (liability) as of December 31	$ 0	$ 0